Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings
Schedule of borrowings

	As of December 31,
	2020	2021
Amounts due within one year	258,262	565,503
Less: unamortized premium	—	144
Less: unamortized deferred loan/bond issuance costs	(12,636)	(12,486)
Borrowings, current portion	245,626	553,161
Amounts due after one year	3,583,447	3,152,426
Less: unamortized premium	797	—
Less: unamortized deferred loan/bond issuance costs	(56,649)	(47,367)
Borrowings, non-current portion	3,527,595	3,105,059
Total	3,773,221	3,658,220

Debt Repayment Schedule

As of December 31,
2021
Not later than one year	565,503
Later than one year and not later than three years	806,988
Later than three years and not later than five years	1,217,080
Later than five years	1,128,358
Total	3,717,929